Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock, issued shares	45,390,000	45,250,000	45,000,000
Common stock, outstanding shares	45,390,000	45,250,000	45,000,000